Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax benefit computed at 34%	$ (6,155,300)	$ (2,692,100)
State tax provision, net of federal tax benefit	(1,551,444)	(462,800)
Change in valuation allowance	7,535,300	3,146,000
Other	371,444	8,900
Income tax expense	$ 0	$ 0